UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	Aberdeen Greater China Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended March 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of March 31, 2018

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS - 70.8%
COMMON STOCKS - 70.8%
CHINA - 35.3%
980,000	China Conch Venture Holdings Ltd.(a)	Machinery - 2.4%	$3,007,281
2,300,000	China Construction Bank Corp., Class H(a)	Banks - 1.9%	2,402,359
90,200	China Literature Ltd.(a)(b)(c)	Media - 0.7%	842,252
80,000	China Merchants Bank Co. Ltd., H Shares(a)	Banks - 0.3%	332,069
449,000	China Mobile Ltd.(a)	Wireless Telecommunication Services - 3.2%	4,115,261
676,000	China Resources Land Ltd.(a)	Real Estate Management & Development - 2.0%	2,484,069
400,000	China Vanke Co. Ltd., H Shares(a)	Real Estate Management & Development - 1.4%	1,841,853
1,723,000	CNOOC Ltd.(a)	Oil, Gas & Consumable Fuels - 2.0%	2,551,226
1,500,000	CSPC Pharmaceutical Group Ltd.(a)	Pharmaceuticals - 3.2%	4,043,269
698,400	Fuyao Glass Industry Group Co. Ltd., H Shares (a)(b)	Auto Components - 2.1%	2,701,475
600,000	Nexteer Automotive Group Ltd.(a)	Auto Components - 0.7%	917,159
1,878,000	PetroChina Co. Ltd., H Shares(a)	Oil, Gas & Consumable Fuels - 1.0%	1,304,492
237,500	Ping An Insurance Group Co. of China Ltd., H Shares(a)	Insurance - 1.9%	2,448,784
91,000	Shenzhou International Group Holdings Ltd.(a)	Textiles, Apparel & Luxury Goods - 0.8%	964,132
137,000	Tencent Holdings Ltd.(a)	Internet Software & Services - 5.8%	7,354,097
1,600,000	Tong Ren Tang Technologies Co. Ltd., H Shares(a)	Pharmaceuticals - 2.1%	2,673,799
520,000	TravelSky Technology Ltd., H Shares(a)	Information Technology Services - 1.2%	1,518,861
1,200,000	Yanlord Land Group Ltd.(a)	Real Estate Management & Development - 1.2%	1,553,650
41,500	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure - 1.4%	1,722,250

			44,778,338

HONG KONG - 33.3%
823,000	AIA Group Ltd.(a)	Insurance - 5.6%	7,035,560
678,500	Asia Satellite Telecommunications Holdings Ltd.	Diversified Telecommunication Services - 0.5%	600,852
134,100	ASM Pacific Technology Ltd.(a)	Semiconductors & Semiconductor Equipment - 1.5%	1,889,245
1,990,000	Convenience Retail Asia Ltd.	Food & Staples Retailing - 0.8%	945,790
1,148,000	Giordano International Ltd.(a)	Specialty Retail - 0.5%	674,689
1,220,000	Hang Lung Properties Ltd.(a)	Real Estate Management & Development - 2.3%	2,863,371
1,207,500	HKBN Ltd.(a)	Diversified Telecommunication Services - 1.1%	1,426,672
876,043	Hong Kong & China Gas Co. Ltd.(a)	Gas Utilities - 1.4%	1,805,314
112,934	Hong Kong Exchanges & Clearing Ltd.(a)	Capital Markets - 2.9%	3,719,712
418,396	HSBC Holdings PLC(a)	Banks - 3.1%	3,954,868

See Notes to Portfolio of Investments.

Aberdeen Greater China Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of March 31, 2018

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
HONG KONG (continued)
96,200	Jardine Strategic Holdings Ltd.(a)	Industrial Conglomerates - 2.9%	$3,698,281
730,444	MTR Corp. Ltd.(a)	Road & Rail - 3.1%	3,943,048
7,010,000	Pacific Basin Shipping Ltd.(a)(c)	Marine - 1.5%	1,888,331
1,022,000	Shangri-La Asia Ltd.(a)	Hotels, Restaurants & Leisure - 1.7%	2,075,126
228,000	Swire Pacific Ltd., Class A(a)	Real Estate Management & Development - 1.8%	2,308,862
936,400	Swire Properties Ltd.(a)	Real Estate Management & Development - 2.6%	3,293,486

			42,123,207

UNITED STATES - 2.2%
615,600	Samsonite International SA(a)	Textiles, Apparel & Luxury Goods - 2.2%	2,815,638

Total Common Stocks			89,717,183

Total Long-Term Investments - 70.8% (cost $79,648,989)			89,717,183

Shares	Description		Value (US$)
SHORT-TERM INVESTMENT - 11.5%
UNITED STATES - 11.5%
14,533,384	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.61%(d)		14,533,384

Total Short-Term Investment - 11.5% (cost $14,533,384)			14,533,384

Total Investments - 82.3% (cost $94,182,373)			104,250,567

Other Assets in Excess of Liabilities - 17.7%			22,386,676

Net Assets - 100.0%			$126,637,243

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Denotes a security issued under Regulation S or Rule 144A.

(c)	Non-income producing security.

(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of March 31, 2018.

PLC	Public Limited Company

See Notes to Portfolio of Investments.

Aberdeen Greater China Fund, Inc.

Notes to Portfolio of Investments (unaudited)

March 31, 2018

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the

Aberdeen Greater China Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

March 31, 2018

assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)

Investments, at Value
Investments in Securities
Common Stocks	3,268,892	86,448,291	—	89,717,183
Short-Term Investment	14,533,384	—	—	14,533,384

	17,802,276	86,448,291	—	104,250,567

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2.

During the period ended March 31, 2018, securities issued by China Literature Ltd., HKBN Ltd., Jardine Strategic Holdings Ltd., Samsonite International SA and Swire Properties Ltd. transferred from Level 1 to Level 2 at the values of $842,252, $1,426,672, $3,698,281, $2,815,638 and $3,293,486, respectively, because there was a valuation factor applied at March 31, 2018. Also, securities issued by Asia Satellite Telecommunications Holdings Ltd. and Convenience Retail Asia Ltd. transferred from Level 2 to Level 1 at the values of $600,852 and $945,790, respectively, because the securities were valued without the application of a valuation factor at March 31, 2018.

For the period ended March 31, 2018, there were no significant changes to the fair valuation methodologies.

b.	Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Subsequent Event

The completion of the reorganizations of Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc. (“ABE”), Aberdeen Israel Fund, Inc. (“ISL”), Aberdeen Indonesia Fund, Inc. (“IF”), Aberdeen Latin America Equity Fund, Inc. (“LAQ”), Aberdeen Singapore Fund, Inc. (“SGF”), Aberdeen Greater China Fund, Inc. (“GCH”) and The Asia Tigers Fund, Inc. (“GRR”) into Aberdeen Chile Fund, Inc. (the “Acquiring Fund”) occurred after the close of regular business on April 27, 2018. Effective April 30, 2018, the Acquiring Fund was renamed Aberdeen Emerging Markets Equity Income Fund, Inc. (the “Combined Fund”). The Combined Fund follows an emerging markets equity income investment strategy that utilizes leverage, and trades on the NYSE American Exchange under the ticker symbol “AEF.” Additional details regarding the Combined Fund are available on its website, www.aberdeenaef.com, including its portfolio composition, as of May 25, 2018, following the preliminary realignment in the first month of trading under the new strategy (under “Announcements”).

Aberdeen Greater China Fund, Inc.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Greater China Fund, Inc.

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of Aberdeen Greater China Fund, Inc.

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Alan Goodson
Alan Goodson, Principal Executive Officer of Aberdeen Greater China Fund, Inc.

Date: May 30, 2018

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Greater China Fund, Inc.

Date: May 30, 2018